Summary of significant accounting policies (Details Narrative)		6 Months Ended			12 Months Ended
	Mar. 20, 2025 shares	Jun. 30, 2025 EUR (€) Integer shares	Dec. 31, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 EUR (€) shares	Jan. 01, 2024 shares
Property, Plant and Equipment [Line Items]
Net loss | €		€ 3,826,585	€ 4,873,989	€ 4,038,506
Comprehensive loss | €		3,782,987		€ 4,118,875
Common stock, shares issued			18,289,866	18,289,866	18,216,958		19,146,468
Common stock, shares outstanding	19,146,468		18,289,866	18,289,866	18,216,958		19,146,468
Common stock, capital shares reserved for future issuance			900,000	1,800,000	1,800,000		400,000
Stock issued during period, shares, new issues	856,602
Share-based compensation arrangement by share-based payment award, options, outstanding, number			970,308		586,923		1,465,815	586,923
Foreign exchange net loss | €		€ (602,873)		€ 153,791
Number of operating segments | Integer		1
Effective income tax rate reconciliation, tax credit, research, amount | €		€ 3,300,000
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant			858,678				448,831	1,234,772
ATM Offering Costs [Member]
Property, Plant and Equipment [Line Items]
Offering costs | €				200,000			€ 12,918
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss | €
Stock issued during period, shares, new issues		856,602		72,908
Number of outstanding common shares			18,289,866	18,289,866	18,216,958		19,146,468
Maximum [Member]
Property, Plant and Equipment [Line Items]
Effective income tax rate reconciliation, tax credit, research, amount | €					€ 5,000,000.0
Maximum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation arrangement by share-based payment award, options, number of shares, period increase (decrease)		2,700,000
Share-based compensation arrangement by share-based payment award, number of shares available for grant							2,700,000
Number of outstanding common shares							27,000,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number				280,033			1,465,815
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number							19,146,468
Share-based compensation arrangement by share-based payment award, number of shares authorized							1,914,646
Share-based compensation arrangement by share-based payment award, percentage		10.00%
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number							23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares, new issues		23,502
Class of warrant or right, exercise price of warrants or rights | $ / shares						$ 14.375
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Common stock, capital shares reserved for future issuance			1,800,000